SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Amount
Options outstanding at beginning of year | shares	2,290,667
Granted | shares
Forfeited | shares	66,667
Options outstanding at end of year | shares	2,290,667
Options exercisable at end of year | shares	1,768,000
Weighted average exercise price
Options outstanding at beginning of year | $ / shares	$ 1.01
Granted | $ / shares
Forfeited | $ / shares
Options outstanding at end of year | $ / shares	1.01
Options exercisable at end of year | $ / shares	$ 1.01
Weighted average remaining contractual life
Options outstanding at beginning of year	8 years 2 months 27 days
Options outstanding at end of year	7 years 2 months 27 days
Options exercisable at end of year	7 years 2 months 27 days
Aggregate intrinsic value
Options outstanding at beginning of year | $		[1]
Granted | $		[1]
Forfeited | $		[1]
Options outstanding at end of year | $		[1]
Options exercisable at end of year | $		[1]

[1]	All options were out of the money as of December 31, 2017 and 2016 and their intrinsic value was considered as zero.